Income Taxes - Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Percent
Income taxes at The Netherlands statutory rate	25.00%	25.00%	25.00%
Unrecognized tax benefits	8.20%	(14.10%)	6.00%
Valuation allowance	(8.10%)	(26.90%)	1.50%
Taxation of foreign operations, net	(2.10%)	33.10%	(15.10%)
Prior year taxes	(1.60%)	(1.40%)	0.20%
Tax impact from intangible property transfer	(0.80%)	27.20%	0.00%
Tax impact from (deductible) nondeductible items	(0.80%)	(10.30%)	1.30%
Excess tax benefit related to share-based compensation	(0.60%)	5.10%	(2.10%)
Government incentives and other deductions	(0.60%)	9.70%	(1.20%)
Changes in tax laws and rates	(0.30%)	(0.40%)	0.80%
Other items, net	0.00%	(0.30%)	(0.70%)
Effective tax rate	18.30%	46.70%	15.70%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 36.8	$ 19.0	$ 0.8
Interest Carryforward
Percent
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	(35.6)
Thermo Fischer Sceintific | QIAGEN N.V.
Percent
Payments for expense reimbursement	$ 95.0